Other Non-Current Assets - Disclosure of Detailed Information About Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Non-Current Assets [Abstract]
Receivables from asset sales, net of loss allowance	$ 20,965	$ 10,321
VAT receivables	18,800	8,845
Investment in PGI	2,294	2,294
Non-current derivative assets	525	218
Other	4,733	3,935
Other non-current assets	$ 47,317	$ 25,613